Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Equipment and Software, Net
At cost	¥ 3,164,158	$ 496,525	¥ 253,167
Less: accumulated depreciation	(960,835)	(150,776)	(50,314)
Property, equipment and software, net	2,203,323	345,749	202,853
Computer equipment, office equipment and software
Property, Equipment and Software, Net
At cost	3,135,385	492,010	229,387
Leasehold improvement
Property, Equipment and Software, Net
At cost	¥ 28,773	$ 4,515	¥ 23,780